RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Mar. 31, 2022
Related Party [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES	RELATED PARTY TRANSACTIONS AND BALANCES
Key management personnel include persons having the authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined its key management personnel to be executive officers and directors of the Company.
At March 31, 2022, accounts payable and accrued liabilities include accrued executive bonuses of $1,036 payable on future achievements of the Company.
The remuneration of key management personnel for the years ended March 31, 2021 and 2022 are as follows:

	Year ended March 31,
	2022	2021
	$000’s	$000’s
Payroll, consulting and benefits(1)	6,569	4,001
Share-based compensation
Options	8,813	4,786
Warrants	109	2,665
Total	15,491	11,452
(1) For the year ended March 31, 2022, includes $4,596 presented in the statement of loss and comprehensive loss as a part of “General and administrative costs” and $1,973 presented in the statement of loss and comprehensive loss as a part of “Research”.